Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets (liabilities):
Accrued liabilities	$ 13,460	$ 14,623
Bad debt allowance	1,180	987
Total current deferred tax assets	14,460	15,610
Less valuation allowance	(14,460)	(15,610)
Net current deferred tax assets
Long-term deferred tax assets (liabilities):
Net operating loss carry forwards	115,526	207,387
Texas margin tax credit	2,990	3,070
Alternative minimum tax credit carry forward, net	6,733	5,621
Partnership investment	(12)	(51)
Other	18	20
Installment sale	(396)	(396)
Total long-term deferred tax assets	124,859	215,651
Less valuation allowance	(122,259)	(213,008)
Net long-term deferred tax assets (liabilities)	$ 2,600	$ 2,643